Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2021

LEI-QTLY-0721
1.802179.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Beverages - 0.6%
Soft Drinks - 0.6%
The Coca-Cola Co.	78,843	$4,359,229
Chemicals - 0.8%
Specialty Chemicals - 0.8%
Ecolab, Inc.	28,900	6,215,812
Diversified Consumer Services - 0.6%
Education Services - 0.6%
Graham Holdings Co.	6,700	4,439,018
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Altimeter Growth Corp. (a)(b)	59,700	703,863
Flywire Corp. (a)	1,500	51,510
		755,373
Entertainment - 2.1%
Interactive Home Entertainment - 0.2%
Sea Ltd. ADR (a)	7,200	1,823,328
Movies & Entertainment - 1.9%
Live Nation Entertainment, Inc. (a)	158,900	14,318,479

TOTAL ENTERTAINMENT		16,141,807

Food & Staples Retailing - 1.8%
Food Retail - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	369,100	13,498,479
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
The Joint Corp. (a)	22,600	1,606,408
Hotels, Restaurants & Leisure - 87.9%
Casinos & Gaming - 12.5%
Bally's Corp. (a)(b)	77,800	4,514,734
Boyd Gaming Corp. (a)	500	32,195
Caesars Entertainment, Inc. (a)	285,849	30,714,475
Churchill Downs, Inc.	69,848	13,936,771
Flutter Entertainment PLC	14,300	2,680,817
Las Vegas Sands Corp. (a)	347,287	20,055,824
MGM Resorts International	499,221	21,401,604
Penn National Gaming, Inc. (a)	30,178	2,473,691
		95,810,111
Hotels, Resorts & Cruise Lines - 31.5%
Airbnb, Inc. Class A	100,000	14,040,000
Expedia, Inc. (a)	65,018	11,504,935
Hilton Worldwide Holdings, Inc. (a)	298,332	37,372,050
Lindblad Expeditions Holdings (a)	198,700	3,381,874
Marriott International, Inc. Class A (a)	425,425	61,082,522
Marriott Vacations Worldwide Corp. (a)	51,313	8,840,717
The Booking Holdings, Inc. (a)	44,676	105,504,609
		241,726,707
Leisure Facilities - 1.9%
Vail Resorts, Inc. (a)	45,782	14,965,220
Restaurants - 42.0%
Chipotle Mexican Grill, Inc. (a)	13,209	18,122,484
Compass Group PLC (a)	55,600	1,267,430
Domino's Pizza, Inc.	87,042	37,155,619
McDonald's Corp.	405,993	94,957,703
Noodles & Co. (a)	207,400	2,671,312
Restaurant Brands International, Inc.	391,874	27,329,485
Ruth's Hospitality Group, Inc. (a)	149,400	3,606,516
Starbucks Corp.	815,656	92,886,905
Wendy's Co.	305,100	7,084,422
Wingstop, Inc.	60,700	8,660,676
Yum! Brands, Inc.	244,400	29,320,668
		323,063,220

TOTAL HOTELS, RESTAURANTS & LEISURE		675,565,258

IT Services - 0.8%
Data Processing & Outsourced Services - 0.8%
Amadeus IT Holding SA Class A (a)	83,800	6,323,242
Road & Rail - 2.2%
Trucking - 2.2%
Uber Technologies, Inc. (a)	329,833	16,765,411
Software - 0.3%
Application Software - 0.3%
Intuit, Inc.	4,800	2,107,632
Specialty Retail - 0.2%
Automotive Retail - 0.2%
Diversified Royalty Corp.	834,100	1,733,033
Textiles, Apparel & Luxury Goods - 1.8%
Apparel, Accessories & Luxury Goods - 1.8%
Hermes International SCA	3,800	5,301,193
LVMH Moet Hennessy Louis Vuitton SE	10,500	8,410,845
		13,712,038
TOTAL COMMON STOCKS
(Cost $488,266,578)		763,222,740

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)
(Cost $4,261,075)	4,260,649	4,261,075
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $492,527,653)		767,483,815
NET OTHER ASSETS (LIABILITIES) - 0.1%		615,980
NET ASSETS - 100%		$768,099,795

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$373
Fidelity Securities Lending Cash Central Fund	11,351
Total	$11,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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